Document and Entity Information	Apr. 05, 2022
Cover [Abstract]
Entity Registrant Name	RADIUS HEALTH, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001428522
Document Period End Date	Apr. 05, 2022
Entity Emerging Growth Company	false
Entity File Number	001-35726
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	80-0145732
Entity Address, Address Line One	22 Boston Wharf Road
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	617
Local Phone Number	551-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	RDUS
Security Exchange Name	NASDAQ